Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	23.43%	11.90%	11.02%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	28.65%	12.41%	10.89%
Class FI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class FI
Average Annual Return, Percent	30.52%	13.15%	11.63%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	30.20%	12.85%	11.32%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	30.97%	13.54%	12.00%
Class IS
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IS
Average Annual Return, Percent	31.12%	13.64%	12.10%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	30.62%	13.23%	11.68%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	29.65%	12.41%	10.89%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%	13.00%